SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On January 25, 2016, the Company entered into an amending agreement with the Company’s wholly-owned subsidiary, Epic Stores, LLC, and Epic Store Funding Corp. (the “Funding Corp.”), an entity that is not related to the Company, amending a note purchase agreement dated April 16, 2015, pursuant to which the subsidiary issued Funding Corp. a convertible promissory note dated April 16, 2015 in the principal amount of $200,000, which was to be repaid by the subsidiary to Funding Corp. on or before June 30, 2015. Under the terms of the original note purchase agreement, the subsidiary and Funding Corp. agreed that they would use their commercially reasonable efforts to agree upon the price and other terms of securities of the subsidiary into which Funding Corp. could, at its option, convert the principal and interest of the note and, in the event that they were unable to so agree on or prior to the June 30, 2015, the subsidiary would pay Funding Corp., in addition to any other amounts due and owing under the note, a break-up fee of $50,000. The Company completed the acquisition of the subsidiary on June 24, 2015. Notwithstanding that the subsidiary and Funding Corp. had not agreed to conversion terms by June 30, 2015, the fee was not paid. Pursuant to the terms of the amending agreement entered into on January 25, 2016:

(a)	the maturity date for repayment of the note was changed from June 30, 2015 to December 31, 2015;
(b)	the Company agreed to the pay Funding Corp. the fee of $50,000 on or prior to January 8, 2016, plus accrued interest at a rate of 23% per annum beginning on July 1, 2015, until the date of payment in full of the fee and any accrued but unpaid interest thereon, which accrued interest will be payable on the last day of each calendar month with the first such payment made on December 31, 2015; and
(c)	if all amounts owing under the note and the fee, including all accrued but unpaid interest thereon, have not been wired to Funding Corp. on or prior to February 2, 2016, the Company would be required to pay Funding Corp. an additional $25,000 on February 2, 2016, with interest at the rate of 23% per annum to accrue with respect to such $20,000 effective as of February 2, 2016 in the event such payment is not made on February 2, 2016.

In consideration of the foregoing amendments, the Company agreed to issue Funding Corp., at the time of full repayment of all amounts owing in connection with the note:

(a)	145,000 stock purchase warrants, plus
(b)	commencing on January 8, 2016, 1,000 warrants per day until the date of repayment of all amounts owing under the note.

Each warrant will be exercisable into one share of the Company’s common stock at a price of $1.02 per share until the date that is two years from the date of issuance.

On January 29, 2016, the Company entered into a securities purchase agreement dated January 27, 2016 with Old Main Capital, LLC (“Old Main”), pursuant to which Old Main agreed to purchase an aggregate of up to $500,000 in subscription amount corresponding to an aggregate of up to $543,478 in principal amount of 10% senior secured convertible promissory notes due, subject to the terms therein, 12 months from the date of issuance. The purchase will occur in up to four tranches, with the first tranche of $250,000 being closed upon the execution of the purchase agreement, the second tranche of $50,000 occurring within three trading days of the date that a registration statement registering shares of the Company’s common stock issuable upon conversion or redemption of the notes and issuable in lieu of the cash payment of interest on the notes is filed with the SEC, the third tranche of $50,000 occurring within three trading days of the date that the Company receives initial comments from the SEC on such registration statement or the date that the Company is notified by the SEC that such registration statement will not be reviewed, and the fourth tranche of $150,000 occurring within three trading days of the date that such registration statement is declared effective by the SEC. Old Main is not required to fund any of the second through fourth tranches if (a) an event of default occurs, (b) the Company has not timely filed (or obtained extensions and filed within the applicable grace period) all reports other than Form 8-K reports required to be filed pursuant to the Securities Exchange Act of 1934 and (c) the Company’s common stock is not DWAC eligible or subject to a “DTC” chill.

The notes will bear interest at the rate of 10% per annum, which interest amount will be guaranteed for six months and such interest due on the notes for a period of six months will be deemed earned as of the original issue date of the notes. All overdue accrued and unpaid interest to be paid under the notes will incur a late fee at an interest rate equal to the lesser of 24% per annum or the maximum rate permitted by applicable law. At any time upon 10 days written notice to the holder of the notes, the Company may prepay any portion of the principal amount of the notes and any accrued and unpaid interest by paying the principal amount of the notes and interest multiplied by 130%. At the earlier of the six month anniversary of the closing date or the effective date of the registration statement described above, the Company must redeem 1/12th of the face amount of the notes and any accrued but unpaid interest on a bi-weekly basis. Such amortization payment may be made, at the Company’s option, in cash or, subject to certain conditions, in shares of the Company’s common stock pursuant to a conversion rate equal to the lower of (a) $0.63 (the “Fixed Conversion Price”) or (b) 54% of the lowest daily volume weighted average price of the Company’s common stock (the “VWAP”) in the 20 consecutive trading days immediately prior to the applicable conversion date. At any time after the issue date of the notes, the holder may convert the notes into shares of the Company’s common stock at the holder’s option. The conversion price will be the Fixed Conversion Price. If the Company sells or issues common stock or certain common stock equivalents at an effective price per share that is lower than the Fixed Conversion Price, the conversion price will be reduced to equal to such lower price.

On January 29, 2016, the Company issued Old Main a note in the principal amount of $271,739 with the original issue date of January 27, 2016 in exchange for $250,000 pursuant to the securities purchase agreement dated January 27, 2016 with Old Main.

On January 29, 2016, the Company also entered into a registration rights agreement dated January 27, 2016 with Old Main pursuant to which the Company is obligated to file a registration statement to register the resale of the shares of the Company’s common stock issuable upon conversion of the notes. The Company also agreed to file the registration statement no later than the 45th calendar day after the initial closing date of January 29, 2016 and to use its best efforts to cause the registration statement to be declared effective as promptly as possible after the filing, but in any event no later than 135th calendar day after the initial closing date of January 29, 2016.

On January 29, 2016, the Company’s subsidiaries jointly and severally agreed to guarantee and act as surety for the payment of the notes issued to Old Main pursuant to a subsidiary guarantee dated January 27, 2016. In addition, on January 29, 2016, the Company and its subsidiaries entered into a security agreement dated January 27, 2016 with Old Main, pursuant to which the Company and its subsidiaries agreed to pledge, grant and hypothecate to Old Main a perfected, first priority security interest in and to, a lien upon and a right of set-off against all of their respective right, title and interest of whatsoever kind and nature in and to, the collateral, including all goods, all contract rights and other general intangibles, all accounts, and all investment property and general intangibles respecting ownership and/or other equity interests in each of the Company’s subsidiaries.

On January 29, 2016, the Company issued Old Main an 8% senior convertible promissory note in the principal amount of $500,000 with the original issue date of January 27, 2016 for Old Main’s commitment to the equity line transaction and preparation of the related transaction documents described above. The 8% note bears interest at the rate of 8% per annum. All overdue accrued and unpaid interest to be paid under the 8% note will incur a late fee at an interest rate equal to the lesser of 24% per annum or the maximum rate permitted by applicable law. At any time upon 10 days written notice to the holder of the 8% note, the Company may prepay any portion of the principal amount of the 8% note and any accrued and unpaid interest by paying the principal amount of the 8% note and interest multiplied by 130%. At the earlier of the six month anniversary of the original issue date or the date that a registration statement registering shares of the Company’s common stock issuable upon conversion of the 8% note is declared effective by the SEC, the Company must redeem 1/6th of the face amount of the 8% note and any accrued but unpaid interest on a monthly basis. Such amortization payment may be made, at the Company’s option, in cash or, subject to certain conditions, in shares of the Company’s common stock pursuant to the conversion rate equal to the lower of (a) $0.98 (the “8% Fixed Conversion Price”) or (b) 54% of the lowest VWAP in the 10 consecutive trading days immediately prior to the applicable conversion date. At any time after the issue date of the 8% note, the holder may convert the 8% note into shares of the Company’s common stock at the holder’s option. The conversion price will be the 8% Fixed Conversion Price. If the Company sells or issues common stock or certain common stock equivalents at an effective price per share that is lower than the 8% Fixed Conversion Price, the conversion price will be reduced to equal to such lower price.

In connection with the above transactions with Old Main, on January 29, 2016, the Company entered into a leak-out agreement dated January 27, 2016 with Conner Clay, pursuant to which it was agreed that Mr. Clay will be entitled to sell shares of the Company’s common stock in an amount equal to not more than 20% of the volume of the Company’s common stock on any given day of trading until the six month anniversary of the date of the leak-out agreement.

On February 26, 2016, the Company issued a secured promissory note to an investor in the principal amount of $256,000. The note carried an original issue discount of $52,000, therefore $204,000 was received by the Company, net of the discount. The loan will be repaid in 147 equal payments of $1,742 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement.

On February 25, 2016, the Company sold an aggregate of 357,143 shares of common stock at a price of US$0.70 per share for gross proceeds of US $250,000. The Company issued the shares to one non-U.S. person (as that term is defined in Regulation S of the Securities Act of 1933) in an offshore transaction in which the Company relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(a)(2) of the Securities Act of 1933.

Amendment to Securities Purchase Agreement

On April 1, 2016, Epic Stores Corp. (“Epic”) entered into an Amendment to Securities Purchase Agreement (the “Amendment to Purchase Agreement”) with Old Main Capital, LLC (“Old Main”), whereby the parties agreed to amend the Securities Purchase Agreement dated as of January 27, 2016 (the “Purchase Agreement”).

Pursuant to the terms of the Amendment to Purchase Agreement, the parties agreed to:

(a)	increase the subscription from up to $500,000 to up to $750,000 corresponding to an aggregate amount of $815,217 in principal amount of Notes. The purchase will occur in up to four tranches, with the first tranche of $250,000 being closed upon the execution of the Purchase Agreement, the second tranche of $250,000 occurring within three trading days after filing of Epic’s Annual Report on Form 10-K, the third tranche of $125,000 occurring the Friday after three (3) trading days after the filing date and the fourth tranche of $125,000 occurring the Friday after three (3) trading days after the date that the Registration Statement is declared effective by the SEC; and

(b)	remove the right of first refusal clause of the Purchase Agreement and add a “Variable Rate Transactions” clause whereby until such time as no Purchaser holds any Notes or Underlying Shares, Epic shall be prohibited from effecting or entering into an agreement to effect any issuance by Epic or any of its subsidiaries of common stock or common stock equivalents (or a combination of units thereof) involving a Variable Rate Transaction.

Amendment to Convertible Promissory Notes

On April 1, 2016, Epic entered into an Amendment to Convertible Promissory Notes dated April 1, 2016 (the “Amendment”) with Old Main, amending each of the 8% Senior Convertible Promissory Notes, dated as of January 27, 2016, issued by Epic to Old Main (the “8% Note”) and each of the 10% Senior Secured Convertible Promissory Notes (each, a “10% Note” and together with the 8% Note, a “Note”) issued by Epic to Old Main pursuant to the Purchase Agreement.

There is currently an existing event of default (the “Default”) based on the failure of Epic to file a registration statement by no later than the 45th calendar day after the initial closing date of January 29, 2016.

Pursuant to the Amendment, the parties agreed:

(a)	to amend the conversion price of each of the 10% Notes to be equal to the lower of (i) 64% of the lowest VWAP in the five (5) trading days prior to the closing date, (ii) 50% of the lowest VWAP of the common stock in the thirty (30) trading days prior to the conversion date, or (iii) the conversion price of any other Note;

(b)	to amend the conversion price of each of the 8% Notes to be equal to the lower of (i) 94% of the lowest VWAP during the ten (10) trading days prior to the original issue date, (ii) 50% of the lowest VWAP of the common stock in the thirty (30) trading days prior to the conversion date, or (iii) the conversion price of any other Note; and

(c)	waive the Default.

Amendment to Registration Rights Agreement

On April 1, 2016, Epic entered into an Amendment to Registration Rights Agreement (the “Amendment to Registration Rights Agreement”) with Old Main, whereby the parties agreed to amend the Registration Rights Agreement dated as of January 27, 2016 (the “Registration Rights Agreement”).

Pursuant to the terms of the Amendment to Registration Rights Agreement, the parties agreed to:

(a)	add a new definition for “Notes”, which includes the addition of (i) that certain 8% Senior Convertible Promissory Note in the principal amount of $500,000 issued by Epic to Old Main on January 27, 2016 and (ii) that certain 10% Senior Secured Convertible Promissory Note in the principal amount of $266,000 issued by Epic to Old Mail on April 1, 2016;

(b)	add a requirement that if the Initial Registration Statement is not filed within fifteen (15) calendar days after Epic filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2015, then (i) the outstanding principal amount of each Note shall be automatically increased by 10%, and (ii) the definition of “Alternate Conversion Price” in each of the Notes shall be automatically amended to read as follows: “’Alternate Conversion Price’ means 40% of the lowest VWAP in the thirty (30) days prior to the Conversion Date”.

Issuance of New Notes

On April 1, 2016, Epic issued Old Main a new 10% Note in the principal amount of $271,739 with the original issue date of April 1, 2016 in exchange for $250,000 pursuant to the Amended Purchase Agreement. The 10% Notes will bear interest at the rate of 10% per annum, which interest amount will be guaranteed for six months and such interest due on the 10% Notes for a period of six months will be deemed earned as of the original issue date of the 10% Notes. All overdue accrued and unpaid interest to be paid under the Notes will entail a late fee at an interest rate equal to the lesser of 24% per annum or the maximum rate permitted by applicable law. At any time upon 10 days written notice to the holder of the 10% Notes, Epic may prepay any portion of the principal amount of the 10% Note and any accrued and unpaid interest by paying the principal amount of the 10% Notes and interest multiplied by 130%. At the earlier of the six months anniversary of the closing date or the SEC Effective Date, Epic must redeem 1/12th of the face amount of the 10% Notes and any accrued but unpaid interest on a bi-weekly basis. Such amortization payment may be made, at the option of Epic, in cash or, subject to certain conditions, in common stock of Epic pursuant to the conversion rate equal to the lower of (i) 64% of the lowest daily volume weighted average price of common stock of Epic (the “VWAP”) in the 5 trading prior to the closing date (the “Fixed Conversion Price”), (ii) 50% of the lowest VWAP of the common stock in the thirty (30) trading days prior to the conversion date, or (iii) the conversion price of any other Note. At any time after the issue date of the Notes, the holder may convert the Notes into shares of common stock of Epic at the holder’s option. The conversion price will be the Fixed Conversion Price. If Epic sells or issues its common stock or certain common stock equivalents at an effective price per share that is lower than the Fixed Conversion Price, the conversion price will be reduced to equal to such lower price.

Old Main is an accredited investor (as that term is defined in Regulation D of the Securities Act of 1933, as amended (the “Securities Act”)), and in issuing the above securities to Old Main, we relied on and intend to rely on the exemption from the registration requirements of the Securities Act provided by Rule 506 of Regulation D promulgated thereunder and/or Section 4(a)(2) of the Securities Act.

Assignment and Exchange Note

On April 1, 2016, Epic and Epic Stores LLC, a wholly-owned subsidiary of Epic, entered into an Assignment and Exchange Agreement with Old Main, pursuant to which Epic Stores LLC agreed to assign certain Loan Agreement dated as of February 26, 2016 (the “Old Main Loan”) between Epic Stores LLC and Old Main to Epic, Old Main agreed to surrender the Old Main Loan to Epic Stores Corp. and, in exchange, we agreed to issue Old Main a 10% Note (the “Exchange Note”) in the principal amount of $266,000 with the original issue date of April 1, 2016. On April 1, 2016, we issued the Exchange Note to Old Main. We issued the Exchange Note, relying on the exemption from the registration requirements of the Securities Act provided by Section 4(a)(2) of the Securities Act.

ZSL Assignment agreement

Effective April 5, 2016, we entered into an Assignment Agreement (the “Assignment Agreement”) with Titan Investments, LLC (“Titan”) and ZSL Trust Dated March 12, 2010 (“ZSL”), whereby ZSL agreed to assume our debt to Titan in the amount of $450,000 (the “Loan”). Titan is an entity jointly controlled by Brian Davidson.

As consideration for the assumption of the Loan by ZSL, we agreed to issue a convertible note (the “Note”) to ZSL in the principal amount of $450,000. The Note will have a maturity date of September 30, 2016 and bear interest at the rate of 4% per annum. The principal amount of the Note and accrued interest thereon will be convertible, at the option of ZSL, into shares of our common stock at a conversion price of $0.90 per share.